Shareholder Report, Average Annual Return (Details)	12 Months Ended	15 Months Ended	16 Months Ended	54 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000239891
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global X Emerging Markets ex-China ETF
C000239894
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global X Emerging Markets Great Consumer ETF
C000219481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global X Emerging Markets Bond ETF
C000243178
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global X Brazil Active ETF
C000243177
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global X India Active ETF
Without Sales Load [Member] | C000239891
Average Annual Return [Line Items]
Average Annual Return, Percent	9.57%				2.36%	3.27%
Without Sales Load [Member] | C000239894
Average Annual Return [Line Items]
Average Annual Return, Percent	7.45%				(2.03%)	1.05%
Without Sales Load [Member] | C000219481
Average Annual Return [Line Items]
Average Annual Return, Percent	13.47%			3.35%
Without Sales Load [Member] | C000243178
Average Annual Return [Line Items]
Average Annual Return, Percent	(18.55%)		(7.91%)
Without Sales Load [Member] | C000243177
Average Annual Return [Line Items]
Average Annual Return, Percent	17.16%	17.48%
MSCI Emerging Markets Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Average Annual Return, Percent	11.86%				3.20%	3.16%
MSCI Emerging Markets Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Average Annual Return, Percent	11.86%				3.20%	3.16%
Bloomberg Emerging Markets USD Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Emerging Markets USD Aggregate Bond Index
Average Annual Return, Percent	12.39%			1.58%
MSCI Emerging Markets Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Average Annual Return, Percent	11.86%		10.43%
MSCI Emerging Markets Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Average Annual Return, Percent	11.86%	10.62%
MSCI Emerging Markets ex China Index (NR) (USD)*
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Index (NR) (USD)*
Average Annual Return, Percent	11.50%				6.12%	0.00%
JP Morgan EMBI Global Core Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan EMBI Global Core Index (TR) (USD)
Average Annual Return, Percent	13.36%			1.53%
MSCI Brazil Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Brazil Index (NR) (USD)
Average Annual Return, Percent	(18.01%)		(7.04%)
MSCI India Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Index (NR) (USD)
Average Annual Return, Percent	23.86%	23.54%